LEASES - Right-of-use assets and depreciation (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Lease liabilities	$ 1,015		$ 1,127
Right of-use assets:	1,123		$ 1,235
Depreciation and impairment charges for right-of-use assets	111	$ 197
Other lease related expenses:
Interest expense on lease liabilities	34	51
Expenses of short-term leases	67	92
Expenses of leases of low-value assets	28	33
Expenses related to variable lease payments	31	29
Additions to right-of-use assets	49	54
Lease payments recorded as reduction of lease liabilities and cash outflow from financing activities	118	156
Global Chartering Limited | Disposal group, disposed of by sale, not discontinued operations
Other lease related expenses:
Proportion of ownership interest in subsidiary sold			50.00%
Land, buildings and improvements
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	792		$ 854
Depreciation and impairment charges for right-of-use assets	59	55
Machinery, equipment and others
Disclosure of quantitative information about right-of-use assets [line items]
Right of-use assets:	331		$ 381
Depreciation and impairment charges for right-of-use assets	$ 52	$ 142